Trade and other receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Trade and other receivables, net		R$ 156,012	R$ 142,407
Gross amount
Trade receivables
Accounts receivables to related parties	[1]	0	7,269
Trade and other receivables, net		166,439	150,705
Trade accounts receivable
Trade receivables
Allowance for expected credit losses		(10,427)	(8,298)	R$ (6,087)
Domestic | Gross amount
Trade receivables
Trade and other receivables, net		157,578	140,573
Abroad | Gross amount
Trade receivables
Trade and other receivables, net		R$ 8,861	R$ 2,863

[1]	The outstanding balances are related to the Company´s shareholder Twilio Inc. (note 27) which had ordinary SMS transactions with the Company.